Basis of preparation and presentation of the consolidated financial statements (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	May 27, 2020
Disclosure of subsidiaries [line items]
Current exchange rate as of (Mexican pesos per one U.S. dollar)		18.87	19.66
Average exchange rate for the year ended December 31 (Mexican pesos per one U.S. dollar)	[1]	19.26	19.23
Non-adjusting events after reporting period [member]
Disclosure of subsidiaries [line items]
Current exchange rate as of (Mexican pesos per one U.S. dollar)				22.56

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.